Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled
$4,559,000
at the years ended
December

31,
2016,
and
2015.
Core deposit intangible carrying amount was
$36,000
and
$76,000
for the years ended
December

31,
2016,
and
2015,
respectively. Core deposit accumulated amortization was
$360,000
and
$320,000
for the years ended
December

31,
2016,
and
2015.

Core deposit intangible assets are amortized on a straight-line basis over their estimated lives of ten
 years. Amortization expense totaled
$40,000
in
2016,
2015,
and
2014,
respectively. The estimated aggregate future amortization expense for core deposit intangible assets as of
December

31,
2016,
is
$36,000
in
2017.